American Century Investments®
Quarterly Portfolio Holdings
NT International Value Fund
August 31, 2020

NT International Value - Schedule of Investments
AUGUST 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.7%
Australia — 6.7%
AGL Energy Ltd.	945,499	10,230,723
Aristocrat Leisure Ltd.	404,875	8,298,334
Australia & New Zealand Banking Group Ltd.	631,748	8,352,693
BHP Group Ltd.	407,542	11,229,370
BlueScope Steel Ltd.	201,530	1,850,318
Commonwealth Bank of Australia	167,978	8,327,935
Fortescue Metals Group Ltd.	1,210,369	15,373,860
National Australia Bank Ltd.	245,547	3,187,257
Santos Ltd.	221,974	909,634
Westpac Banking Corp.	277,477	3,538,745
Woodside Petroleum Ltd.	268,767	3,823,405
		75,122,274
Austria — 0.1%
Raiffeisen Bank International AG(1)	67,531	1,207,888
Belgium — 0.9%
Ageas SA/NV	153,767	6,469,279
KBC Group NV	62,959	3,610,300
Telenet Group Holding NV	9,917	385,445
		10,465,024
Denmark — 0.6%
Novo Nordisk A/S, B Shares	28,072	1,856,019
Pandora A/S	64,847	4,718,751
		6,574,770
Finland — 1.6%
Fortum Oyj	115,002	2,429,587
Kone Oyj, B Shares	173,839	14,916,529
		17,346,116
France — 10.0%
BNP Paribas SA(1)	321,360	14,003,256
Bouygues SA(1)	100,242	3,974,218
CNP Assurances(1)	250,875	3,355,737
Covivio	38,896	2,880,421
Eiffage SA(1)	62,813	5,784,313
L'Oreal SA	21,288	7,042,229
Legrand SA	126,513	10,547,501
Peugeot SA(1)	390,208	6,695,875
Publicis Groupe SA(1)(2)	190,685	6,678,662
Safran SA(1)	49,023	5,670,525
Sanofi	79,119	8,012,342
Schneider Electric SE	46,906	5,816,768
Societe Generale SA(1)	126,542	2,046,719
TOTAL SE	492,641	19,491,782
Valeo SA	255,366	7,793,312
Vinci SA	31,524	2,953,776
		112,747,436
Germany — 9.7%
adidas AG(1)	14,349	4,344,263
Allianz SE	68,076	14,743,553

Aroundtown SA(1)	198,945	1,088,994
Bayer AG	48,821	3,225,831
Brenntag AG	175,102	10,970,202
Commerzbank AG(1)	272,184	1,581,648
Continental AG	100,922	10,997,054
Daimler AG	65,456	3,336,550
Deutsche Boerse AG	34,997	6,615,327
Deutsche Post AG	98,112	4,449,141
GEA Group AG	182,495	6,656,042
Hannover Rueck SE	17,403	2,963,643
Muenchener Rueckversicherungs-Gesellschaft AG	51,209	14,710,059
Porsche Automobil Holding SE, Preference Shares(1)	55,888	3,420,435
Siemens AG	99,283	13,702,942
Telefonica Deutschland Holding AG	2,467,457	6,824,402
		109,630,086
Hong Kong — 1.7%
BOC Hong Kong Holdings Ltd.	656,000	1,845,681
Hang Seng Bank Ltd.	400,200	6,270,834
Hong Kong Exchanges & Clearing Ltd.	46,400	2,332,557
Sands China Ltd.	2,048,000	9,013,705
		19,462,777
Italy — 2.4%
Enel SpA	668,758	6,064,951
Ferrari NV	68,825	13,407,360
Tenaris SA	1,261,452	7,411,414
		26,883,725
Japan — 21.5%
ABC-Mart, Inc.	42,300	2,224,329
Astellas Pharma, Inc.	668,900	10,497,935
Brother Industries Ltd.	311,200	5,139,905
Chugai Pharmaceutical Co. Ltd.	73,800	3,290,608
Fast Retailing Co. Ltd.	2,300	1,370,036
Hino Motors Ltd.	346,600	2,305,553
Honda Motor Co. Ltd.	110,000	2,810,075
Hoya Corp.	22,100	2,170,499
ITOCHU Corp.	49,900	1,279,820
KDDI Corp.	477,200	13,838,431
LIXIL Group Corp.	166,300	3,045,147
Mitsubishi Chemical Holdings Corp.	427,500	2,494,016
Mitsubishi Electric Corp.	177,700	2,439,844
Mitsubishi UFJ Financial Group, Inc.	1,132,300	4,714,239
Nexon Co. Ltd.	234,100	5,496,447
Nintendo Co. Ltd.	24,600	13,158,643
Nitori Holdings Co. Ltd.	56,700	11,844,698
NTT DOCOMO, Inc.	477,200	13,321,975
Obayashi Corp.	847,500	8,248,648
Ono Pharmaceutical Co. Ltd.	41,700	1,257,943
ORIX Corp.	322,700	3,984,121
Recruit Holdings Co. Ltd.	225,200	8,504,300
Sekisui House Ltd.	639,800	12,625,664
Shin-Etsu Chemical Co. Ltd.	49,300	5,956,868
Shionogi & Co. Ltd.	200,500	11,121,456
Showa Denko KK	113,500	2,207,550
Softbank Corp.	395,200	5,187,207

SoftBank Group Corp.	193,000	11,985,084
Sony Corp.	142,800	11,174,420
Sumitomo Mitsui Financial Group, Inc.	316,100	9,271,310
Tokyo Electron Ltd.	39,900	10,172,569
Toyota Motor Corp.	287,800	19,020,426
Trend Micro, Inc.	117,900	7,285,878
Tsuruha Holdings, Inc.	30,500	4,072,700
Welcia Holdings Co. Ltd.	206,000	8,820,419
		242,338,763
Netherlands — 2.9%
ING Groep NV(1)	661,478	5,381,111
Koninklijke Ahold Delhaize NV	284,581	8,570,623
Koninklijke DSM NV	26,549	4,263,449
NN Group NV	241,834	9,102,976
Randstad NV	111,144	5,788,158
		33,106,317
New Zealand — 0.3%
a2 Milk Co. Ltd.(1)	235,805	2,944,540
Norway — 0.4%
Aker BP ASA	211,212	4,187,707
Singapore — 2.4%
DBS Group Holdings Ltd.	584,800	8,953,123
Oversea-Chinese Banking Corp. Ltd.	1,443,300	9,182,473
United Overseas Bank Ltd.	604,600	8,678,122
		26,813,718
Spain — 4.7%
ACS Actividades de Construccion y Servicios SA	84,115	2,063,387
Banco Bilbao Vizcaya Argentaria SA	1,904,742	5,629,629
Banco Santander SA	1,187,209	2,666,709
CaixaBank SA	2,176,695	4,825,283
Enagas SA	92,592	2,266,022
Endesa SA	282,714	7,843,548
Iberdrola SA	1,559,591	19,654,386
Industria de Diseno Textil SA	146,325	4,109,425
Mapfre SA	917,120	1,736,881
Telefonica SA	495,946	1,962,332
		52,757,602
Sweden — 2.8%
Hennes & Mauritz AB, B Shares(2)	106,400	1,698,991
Industrivarden AB, C Shares(1)	291,440	7,686,228
Investor AB, B Shares	205,296	13,101,232
Kinnevik AB, Class B(2)	155,756	6,011,153
Kinnevik AB, Class B - Redemption Shares(1)(2)	155,756	125,148
Lundin Energy AB	114,432	2,794,746
		31,417,498
Switzerland — 6.8%
Geberit AG	21,913	12,615,030
Kuehne + Nagel International AG(1)	73,737	14,273,836
Novartis AG	180,280	15,539,971
Partners Group Holding AG	8,121	8,240,917
Roche Holding AG	15,419	5,388,600
UBS Group AG	217,458	2,647,090
Zurich Insurance Group AG	49,381	18,270,172
		76,975,616

United Kingdom — 19.2%
3i Group plc	545,468	6,839,468
Admiral Group plc	300,727	10,595,558
Aviva plc	3,043,340	11,500,759
Barclays plc(1)	1,975,489	2,988,348
BHP Group plc	719,545	16,206,473
BP plc	1,309,044	4,567,626
Burberry Group plc	147,768	2,871,868
Direct Line Insurance Group plc	1,979,649	7,855,500
Evraz plc	2,519,358	10,918,252
Ferguson plc	123,028	12,130,399
GlaxoSmithKline plc	1,232,289	24,249,472
HSBC Holdings plc	990,222	4,364,608
JD Sports Fashion plc	254,017	2,464,506
Legal & General Group plc	4,135,055	12,146,797
M&G plc	2,427,114	5,612,889
Next plc	106,442	8,591,250
RELX plc	70,228	1,598,261
Rio Tinto plc	381,715	23,408,990
Royal Dutch Shell plc, B Shares	1,374,690	19,363,063
Sage Group plc (The)	722,071	7,159,598
St. James's Place plc	427,305	5,596,617
Standard Life Aberdeen plc	2,227,857	7,064,025
Vodafone Group plc	5,252,275	7,749,820
		215,844,147
TOTAL COMMON STOCKS (Cost $1,011,433,684)		1,065,826,004
EXCHANGE-TRADED FUNDS — 1.0%
iShares MSCI EAFE Value ETF (Cost $11,227,095)	273,460	11,485,320
TEMPORARY CASH INVESTMENTS — 3.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.375%, 6/30/22 - 4/30/26, valued at $16,943,943), in a joint trading account at 0.05%, dated 8/31/20, due 9/1/20 (Delivery value $16,606,596)		16,606,573
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/27, valued at $22,596,105), at 0.05%, dated 8/31/20, due 9/1/20 (Delivery value $22,153,031)		22,153,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	22,083	22,083
TOTAL TEMPORARY CASH INVESTMENTS (Cost $38,781,656)		38,781,656
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $7,793,826)	7,793,826	7,793,826
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,069,236,261)		1,123,886,806
OTHER ASSETS AND LIABILITIES — 0.2%		2,149,160
TOTAL NET ASSETS — 100.0%		$1,126,035,966

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
MSCI EAFE Index	245	September 2020	$23,276,225	$1,709,100

^ Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	27.3%
Industrials	14.3%
Consumer Discretionary	13.6%
Materials	8.4%
Health Care	7.8%
Communication Services	7.8%
Energy	5.5%
Utilities	4.2%
Consumer Staples	2.8%
Information Technology	2.6%
Real Estate	0.4%
Exchange-Traded Funds	1.0%
Cash and Equivalents*	4.3%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $7,409,210. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $7,793,826.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	—	1,065,826,004	—
Exchange-Traded Funds	11,485,320	—	—
Temporary Cash Investments	22,083	38,759,573	—
Temporary Cash Investments - Securities Lending Collateral	7,793,826	—	—
	19,301,229	1,104,585,577	—
Other Financial Instruments
Futures Contracts	1,709,100	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.